Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY
10.	EQUITY

The Change in ADS Ratio

On August 5, 2024, the Group decided to change the ratio of its ADSs to its ordinary shares (the “ADS Ratio”), par value $0.00005 per share, from the current ADS Ratio of one ADS to one-third of an ordinary share to a new ADS Ratio of one ADS to 3 ordinary shares. For the Company’s ADS holders, the change in the ADS Ratio will have the same effect as a one-for-nine reverse ADS split. The change in the ADS Ratio had been effective on August 23, 2024.